Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Loans and borrowings
Borrowings	$ 109,200	$ 119,965
Local currency
Loans and borrowings
Borrowings	12,002	11,371
Foreign currency
Loans and borrowings
Borrowings	97,198	108,594
Up to 1 year
Loans and borrowings
Borrowings	10,080	11,288
Up to 1 year | Local currency
Loans and borrowings
Borrowings	927	1,154
Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	9,153	10,134
From 1 to 5 years
Loans and borrowings
Borrowings	45,851	43,960
From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	6,169	4,996
From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	39,682	38,964
From 5 to 10 years
Loans and borrowings
Borrowings	33,740	41,522
From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	2,924	2,918
From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	30,816	38,604
More than 10 years
Loans and borrowings
Borrowings	19,529	23,195
More than 10 years | Local currency
Loans and borrowings
Borrowings	1,982	2,303
More than 10 years | Foreign currency
Loans and borrowings
Borrowings	17,547	20,892
Bonds | Local currency
Loans and borrowings
Borrowings	4,985	5,193
Bonds | Foreign currency
Loans and borrowings
Borrowings	79,222	88,881
Bonds | Up to 1 year | Local currency
Loans and borrowings
Borrowings	223	375
Bonds | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	4,896	5,548
Bonds | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	1,675	1,256
Bonds | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	27,658	24,886
Bonds | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,181	1,385
Bonds | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	29,195	37,937
Bonds | More than 10 years | Local currency
Loans and borrowings
Borrowings	1,906	2,177
Bonds | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	17,473	20,510
Commercial and syndicate loans and related parties | Local currency
Loans and borrowings
Borrowings	6,199	5,302
Commercial and syndicate loans and related parties | Foreign currency
Loans and borrowings
Borrowings		18,254
Commercial and syndicate loans and related parties | Up to 1 year | Local currency
Loans and borrowings
Borrowings	563	554
Commercial and syndicate loans and related parties | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings		3,632
Commercial and syndicate loans and related parties | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	3,914	3,299
Commercial and syndicate loans and related parties | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings		13,827
Commercial and syndicate loans and related parties | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,647	1,324
Commercial and syndicate loans and related parties | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings		462
Commercial and syndicate loans and related parties | More than 10 years | Local currency
Loans and borrowings
Borrowings	75	125
Commercial and syndicate loans and related parties | More than 10 years | Foreign currency
Loans and borrowings
Borrowings		333
Commercial and syndicated loans and lease liabilities | Foreign currency
Loans and borrowings
Borrowings	17,248
Commercial and syndicated loans and lease liabilities | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	3,529
Commercial and syndicated loans and lease liabilities | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	12,024
Commercial and syndicated loans and lease liabilities | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	1,621
Commercial and syndicated loans and lease liabilities | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	74
Lease liabilities | Local currency
Loans and borrowings
Borrowings	818	876
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings		630
Lease liabilities | Up to 1 year | Local currency
Loans and borrowings
Borrowings	141	225
Lease liabilities | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings		125
Lease liabilities | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	580	441
Lease liabilities | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings		251
Lease liabilities | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	96	209
Lease liabilities | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings		205
Lease liabilities | More than 10 years | Local currency
Loans and borrowings
Borrowings	1	1
Lease liabilities | More than 10 years | Foreign currency
Loans and borrowings
Borrowings		49
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings	728	829
Loans from related parties | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	728	$ 829
Loans from related parties | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	0
Loans from related parties | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	0
Loans from related parties | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	$ 0